Financial risk management - Maturity analysis for derivatives parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Carrying value
Statements [Line Items]
Demand Deposit Account Less Than 1 Month	₩ 172,840,771	₩ 160,031,760